Statements of The Stockholders' Equity (Unaudited) (USD $)	Total	Common Stock [Member]	Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ 4,607,527		$ 5,637,499	$ (1,536,469)	$ 506,497
Appropriation to statutory surplus reserves
Comprehensive income:
Net income	113,522			113,522
Unrealized foreign currency translation adjustment	175,540				175,540
Balance at Dec. 31, 2011	4,896,589		5,637,499	(1,422,947)	682,037
Balance, Shares at Dec. 31, 2011
Appropriation to statutory surplus reserves
Comprehensive income:
Net income	230,132			230,132
Unrealized foreign currency translation adjustment	39,872				39,872
Balance at Dec. 31, 2012	5,166,593		5,637,499	(1,192,815)	721,909
Balance, Shares at Dec. 31, 2012
Appropriation to statutory surplus reserves
Comprehensive income:
Net income	(705,178)			(705,178)
Unrealized foreign currency translation adjustment	129,845				129,845
Balance at Sep. 30, 2013	$ 4,591,260		$ 5,637,499	$ (1,897,993)	$ 851,754
Balance, Shares at Sep. 30, 2013